Organization and Principal Activities	12 Months Ended
Jun. 30, 2024
Organization and Principal Activities [Abstract]
Organization and Principal Activities
1.	Organization and Principal Activities

Description of Business and Corporate History

Helport Limited (“Helport”) was incorporated under the law of the British Virgin Island (“BVI”) as an exempted company with limited liability on June 5, 2023. Helport Limited, through its Singapore-based wholly-owned subsidiary, Helport Pte. Ltd. (collectively, the “Group”), is principally engaged in the development of software and applications and mainly providing software-as-a-service (“SaaS”) platform and artificial intelligent (“AI”) tools to customers in the contact center industry currently.

History of the Group

The Group’s history began in September 2020 with the establishment of Helport Pte. Ltd. (“Helport Singapore”), a limited liability company established in the Singapore by Ms. Fan Yu (known as the “Founding Shareholder”).

2023 Reorganization

In 2023, the Founding Shareholder undertook an equity restructuring in order to re-domicile its business from Singapore to the British Virgin Islands (the “2023 Reorganization”), which was executed in the following steps:

1)	In June 2023, Helport Limited was incorporated in the British Virgin Islands to be the holding company of the Group. On November 14, 2023, Helport established Helport Group Limited (“Helport BVI”) also in the British Virgin Islands, a wholly owned subsidiary to be the intermediate holding company.

2)	Effective on December 22, 2023, Helport Limited through Helport BVI acquired 100% of the equity interest of Helport Singapore from the Founding Shareholder, thus Helport Singapore became a wholly owned subsidiary of Helport Limited.

The main purpose of the 2023 Reorganization was to establish a BVI holding company for the existing business in preparation for an overseas initial public offering. Immediately before and after the 2023 Reorganization as described above, Helport together with its subsidiaries were effectively under common control; therefore, the 2023 Reorganization was accounted for as a recapitalization, and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time, the entities under common control are presented on a combined and consolidated basis for all periods to which such entities were under common control. The consolidation of Helport Limited and its subsidiaries, has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying combined financial statements.

Reversal Merger

On August 2, 2024 (the “Closing Date”), Helport Limited consummated the transaction pursuant to the First Amendment to the Business Combination Agreement, dated December 18, 2023, (and as may be further amended, collectively “Business Combination Agreement”) with Tristar Acquisition I Corp. (“Tristar”), Merger I Limited, a British Virgin Islands business company and a wholly-owned subsidiary of Helport AI Limited (“the Company” or “PubCo”) (the “First Merger Sub”), Merger II Limited, an exempted company incorporated with limited liability in the Cayman Islands and a wholly-owned subsidiary of PubCo (the “Second Merger Sub”).

The merger was carried out in two steps:

(1)	First Merger: The First Merger Sub will merge with and into Helport Limited (the “First Merger”), with Helport Limited surviving the First Merger as a wholly-owned subsidiary of PubCo and the outstanding securities of Helport Limited being converted into the right to receive securities of PubCo.

(2)	Second Merger: Following the First Merger, the Second Merger Sub will merge with and into Tristar (the “Second Merger”, and together with the First Merger, the “Mergers”), with Tristar surviving the Second Merger as a wholly-owned subsidiary of PubCo and the outstanding securities of Tristar being converted into the right to receive securities of PubCo

Consideration of $355 million was paid to Helport Limited’s shareholders, subject to net debt and working capital adjustments, and will be paid entirely in newly issued ordinary shares of PubCo, with each share valued at the Per Share Price.

Details of the Group’s subsidiaries are as follows:

Name:	Date of incorporation	Place of incorporation	Percentage of direct or indirect ownership	Principal activities

Helport Limited (“Helport”)	June 5, 2023	British Virgin Islands	100%	Holding company
Helport Group Limited (“Helport BVI”)	November 14, 2023	British Virgin Islands	100%	Holding company
Helport Pte. Ltd. (“Helport Singapore”)	September 27, 2020	Singapore	100%	Development of software and applications
Helport AI Inc. (“Helport AI”)	September 15, 2023	United States	100%	Development of software and applications